Capital Structure, Financial Risk and Related Items - Financial Risk (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	100.00%	100.00%
DKK
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	10.00%	10.00%
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	kr 21,101	kr 28,135
Maximum credit exposure to receivables	6,642	5,009
Total value of bank deposits	kr 9,858	kr 14,867
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	71.00%	72.00%
Marketable securities including interest receivables	kr 11,243	kr 13,268
Currency risk
Disclosure of credit risk exposure [line items]
Revenue (as a percent)	79.00%	86.00%	89.00%
Marketable securities were invested (as a percent)	100.00%	100.00%
Currency risk | United States of America, Dollars
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	76.00%	81.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	15.00%	12.00%
Currency risk | Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	8.00%	6.00%
Currency risk | United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	1.00%	1.00%